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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

 Read instructions at end of Form before preparing Form. Please print or type.

1. NAME AND ADDRESS OF ISSUER:
                              CitiStreet Funds, Inc
                              400 Atrium Drive
                              Somerset, NJ  08873

2. THE NAME OF EACH SERIES OR CLASS OF SECURITIES FOR WHICH THIS FORM IS FILED (IF THE FORM IS BEING FILED FOR ALL SERIES AND CLASSES OF SECURITIES OF THE ISSUER, CHECK THE BOX BUT DO NOT LIST SERIES OR CLASSES): [X]


3. INVESTMENT COMPANY ACT FILE NUMBER:     811-7450

   SECURITIES ACT FILE NUMBER:    33-57536


4(A).  LAST DAY OF FISCAL YEAR FOR WHICH THIS FORM IS FILED:
                              December 31, 2005

4(B). (1) CHECK BOX IF THIS FORM IS BEING FILED LATE (I.E., MORE THAN 90
CALENDAR DAYS AFTER THE END OF THE FISCAL YEAR). (SEE INSTRUCTION A.2)       N/A

Note: If the Form is being filed late, interest must be paid on the registration fee due.
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4(C). (1) CHECK BOX IF THIS IS THE LAST TIME THE ISSUER WILL BE FILING THIS
FORM.
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5.  CALCULATION OF REGISTRATION FEE:
      (I) AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE FISCAL YEAR
          PURSUANT TO SECTION 24(F):                               $ 243,275,142
                                                                   -------------


     (II) AGGREGATE PRICE OF SECURITIES REDEEMED OR REPURCHASED DURING THE
          FISCAL YEAR:                                $ 45,823,816
                                                      ------------

    (III) AGGREGATE PRICE OF SECURITIES REDEEMED OR REPURCHASED DURING ANY PRIOR FISCAL YEAR ENDING NO EARLIER THAN OCTOBER 11, 1995 THAT WERE NOT PREVIOUSLY USED TO REDUCE REGISTRATION FEES PAYABLE TO THE
          COMMISSION:                                 $          0
                                                      ------------

     (IV) TOTAL AVAILABLE REDEMPTION CREDITS [ADD ITEM 5(II) AND 5(III):
                                                                   $  45,823,816
                                                                   -------------

     (V)  NET SALES - IF ITEM 5(I) IS GREATER THAN ITEM 5(IV)
          [SUBTRACT ITEM 5(IV) FROM ITEM 5(I)]:                    $ 197,451,326
          $                                                        -------------

     (VI) REDEMPTION CREDITS AVAILABLE FOR USE IN FUTURE YEARS
          - IF ITEM 5(I) IS LESS THAN ITEM 5(IV)      $          0
           [SUBTRACT ITEM 5(IV) FROM ITEM 5(I)]:      ------------



    (VII) MULTIPLIER FOR DETERMINING REGISTRATION FEE (SEE
          INSTRUCTION C.9):               x                        $    .0001070
                                                                   -------------

   (VIII) REGISTRATION FEE DUE [MULTIPLY ITEM 5(V) BY ITEM
          5(VII)] (ENTER 'O' IF NO FEE IS DUE):
                                          =                        $      21,127
                                                                   -------------

6. PREPAID SHARES If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units)
deducted here:[       ]. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future
fiscal years, then state that number here:[      ]. N/A

7. 'INTEREST DUE - IF THIS FORM IS BEING FILED MORE THAN 90 DAYS AFTER THE END OF THE ISSUER'S FISCAL YEAR (SEE INSTRUCTION D):
                                          +                         $          0
                                                                    ------------

8. TOTAL OF THE AMOUNT OF THE REGISTRATION FEE DUE PLUS ANY INTEREST DUE [LINE 5(VII) PLUS LINE 7]:
                                          =                         $     21,127
                                                                    ------------
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9. DATE THE REGISTRATION FEE AND ANY INTEREST PAYMENT WAS SENT TO THE
COMMISSION'S LOCKBOX DEPOSITORY:                3/24/06

    Method of Delivery:
                       [X] (1) Wire Transfer
                           (1) Mail or other means


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title.)*                                    /s/ Peter H. Duffy
                                        ----------------------------------------
                                        Name                      Peter H. Duffy

                                                                       Treasurer
                                        ----------------------------------------
                                        Title
    Date             03/22/06


                                        *Please print the name and title of the
                                         signing officer below the signature.